UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sellers Capital
                 -------------------------------
   Address:      311 S Wacker Drive Ste 925
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

 Form 13F File Number:   28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Samuel S. Weiser
         -------------------------------
Title:   COO
         -------------------------------
Phone:   (312) 775-1300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Sam Weiser                   Chicago, IL         August 5, 2008
   -------------------------------  -------------------   -----------------
           [Signature]                  [City, State]          [Date]


FOOTNOTE: In addition to the securities required to be disclosed in this Form 13F, accounts managed by the manager also had interests in over-the-counter derivative contracts that are not required to be disclosed because the manager did not control the underlying basket of securities. At 6/30/08 there were approximately 20 different securities constituting the notional values of these derivative instruments.



Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total:  217,925
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
- ------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN/AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
- ------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- --------  ---
AlarmForce Industries     COMM             01165L102      114      20,000 SH           SOLE                        20,000
American Express Co       COMM             25816109        88       2,328 SH           SOLE                         2,328
Berkshire Hathaway B      COMM             84670207       193          48 SH           SOLE                            48
Capital One Financial     COMM             14040H105       57       1,502 SH           SOLE                         1,502
Chelsea Therapeutics      COMM             163428105        9       1,759 SH           SOLE                         1,759
CME Group                 COMM             12572Q105      262         683 SH           SOLE                           683
Contango Oil & Gas        COMM             21075N204  202,920   2,183,815 SH           SOLE                     2,183,815
Contango Oil & Gas calls  OPT              21075N954      348         446 CALL         SOLE                          None
Fairfax Financial Hldg    COMM             303901102      173         683 SH           SOLE                           683
FX Energy                 COMM             302695101      362      68,702 SH           SOLE                        68,702
FX Energy puts            OPT              23130CUAZ       20         300 PUT          SOLE                          None
International Game Tech   COMM             459902102      175       6,994 SH           SOLE                         6,994
Lowe's Companies          COMM             548661107       23       1,090 SH           SOLE                         1,090
Mohawk Industries         COMM             608190104       33         514 SH           SOLE                           514
Penn Natl Gaming          COMM             707569109       96       3,000 SH           SOLE                         3,000
Penn Natl Gaming calls    OPT              707569909        2         100 CALL         SOLE                          None
Potash puts               COMM             73755L957        9         200 PUT          SOLE                        20,000
Premier Exhibitions       COMM             74051E102   10,873   2,395,000 SH           SOLE                     2,395,000
Premier Exhibitions calls OPT              94973V107        2         100 CALL         SOLE                          None
Starbucks                 COMM             855244109      176      11,178 SH           SOLE                        11,178
Transocean                COMM             G90073100    1,524      10,000 SH           SOLE                        10,000
Transocean calls          OPT              G90073900       86         100 CALL         SOLE                          None
United Business Media     COMM             G90073900       91       8,400 SH           SOLE                         8,400
United Parcel Service     COMM             911312106      132       2,141 SH           SOLE                         2,141
Vulcan Materials          COMM             929160109      159       2,658 SH           SOLE                         2,658